UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON NOVEMEBER 3, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II , Greenwich, Connecticut, February 7, 2005


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    53076

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN MED SECURITY GROUP    COMMON STOCK     02744P101      320    10000 SH       SOLE                  10000        0        0
D BOSTONFED BANCORP INC COM      COMMON STOCK     101178101     3057    71300 SH       SOLE                  71300        0        0
D COX COMMUNICATIONS INC         COMMON STOCK     224044107     3313   100000 SH       SOLE                 100000        0        0
D ENDOCARDIAL SOLUTIONS INC      COMMON STOCK     292962107     2025   175000 SH       SOLE                 175000        0        0
D FIRST FED CAP CORP COM         COMMON STOCK     319960100     1004    33217 SH       SOLE                  33217        0        0
D FRT NTL BKSHS FL               COMMON STOCK     321100109     3437   140000 SH       SOLE                 140000        0        0
D HUDSON RIVER BANCORP COM STK   COMMON STOCK     444128102     2032   107054 SH       SOLE                 107054        0        0
D INVISION TECHNOLOGIES INC      COMMON STOCK     461851107     3775    83902 SH       SOLE                  83902        0        0
D OCULAR SCIENCES INC COM        COMMON STOCK     675744106     6114   127455 SH       SOLE                 127455        0        0
D ORBITZ INC CL A                COMMON STOCK     68556Y100     4183   153770 SH       SOLE                 153770        0        0
D WAYPOINT FINL COM STK          COMMON STOCK     946756103    10028   363719 SH       SOLE                 363719        0        0
D WELLPOINT HEALTH NETWORKS INC  COMMON STOCK     94973H108    13788   131200 SH       SOLE                 131200        0        0
S REPORT SUMMARY                 12 DATA RECORDS               53076        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED